CONSOLIDATED STATEMENTS OF INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues and other income
Revenues	€ 12,179	€ 4,194	€ 372
Other income	6,635	4,307	4,891
Total revenues and other income	18,814	8,501	5,263
Research and development expenses	(60,469)	(48,452)	(23,717)
Marketing - Business development expenses	(2,583)	(364)	(563)
General and administrative expenses	(12,912)	(11,155)	(8,499)
Other operating income (expenses)	40	(644)	(2,202)
Operating loss (profit)	(57,110)	(52,114)	(29,718)
Financial income	4,923	5,478	2,057
Financial expenses	(2,107)	(2,635)	(5,959)
Financial income (loss)	2,816	2,842	(3,902)
Income tax	20	(364)
Net loss for the period	€ (54,274)	€ (49,635)	€ (33,619)
Basic loss per share	€ (1.31)	€ (1.27)	€ (0.99)
Diluted loss per share	€ (1.31)	€ (1.27)	€ (0.99)
Weighted average number of outstanding shares used for computing basic loss per share	41,449,732	39,168,152	33,874,751
Weighted average number of outstanding shares used for computing diluted loss per share	41,449,732	39,168,152	33,874,751